Inventory - Schedule of Inventory (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials		$ 49,232	$ 48,576
Finished goods	$ 1,580,613	1,419,993	875,131
Total inventory	$ 1,515,351	$ 1,369,225	$ 923,707